PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT, NET
Property and equipment
	Land $	Building $	Construction in progress $	Leasehold improvements $	Machinery and equipment $	Computer equipment $	Furnitures and fixtures $	Total $
Cost
As at June 30, 2019	523,480	1,361,048	1,760,861	-	-	-	-	3,645,389
Additions	-	-	-	1,130,183	-	44,645	30,984	1,205,812
Translation adjustment	21,640	56,264	72,792	-	-	-	-	150,696
Impairment charge	-	-	-	(16,316)	-	-	-	(16,316)
As at June 30, 2020	545,120	1,417,312	1,833,653	1,113,867	-	44,645	30,984	4,985,581
Additions	-	-	-	356,337	5,657	84,394	294,607	740,995
Disposals	-	-	-	(11,384)	-	(13,444)	(22,229)	(47,057)
Acqusition of subsidiaries	417,183	1,036,378	-	3,889	323,823	-	12,251	1,793,524
Translation adjustment	(60,124)	(143,323)	-	(155,296)	(11,023)	-	-	(369,766)
Transfer	-	-	(1,833,653)	1,833,653	-	-	-	-
Impairment charge	(95,429)	(248,115)	-	(320,999)	-	-	-	(664,543)
As at June 30, 2021	806,750	2,062,253	-	2,820,066	318,457	115,595	315,613	6,438,734
Accumulated depreciation As at June 30, 2019	-	-	-	-	-	-	-	-
Depreciation	-	-	-	(2,027)	-	(2,708)	(1,033)	(5,768)
As at June 30, 2020	-	-	-	(2,027)	-	(2,708)	(1,033)	(5,768)
Depreciation	-	(46,365)	-	(256,534)	(22,379)	(29,711)	(28,487)	(383,476)
Disposals	-	-	-	-	-	-	1,097	1,097
Translation adjustment	-	1,551	-	6,735	749	-	-	9,035
As at June 30, 2021	-	(44,814)	-	(251,826)	(21,630)	(32,419)	(28,423)	(379,112)
Net book value ($)
At June 30, 2019	523,480	1,361,048	1,760,861	-	-	-	-	3,645,389
At June 30, 2020	545,120	1,417,312	1,833,653	1,111,840	-	41,937	29,951	4,979,813
At June 30, 2021	806,750	2,017,439	-	2,568,240	296,827	83,176	287,190	6,059,622